PROPERTY AND EQUIPMENT (Schedule of Composition of Property and Equipment and Related Accumulated Depreciation) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year	$ 2,505
Balance at end of year	2,227	$ 2,505
Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year	4,351	4,013	$ 3,863
Additions during year	173	338	150
Deletions during year
Balance at end of year	4,524	4,351	4,013
Cost [Member] | Office furniture and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year	200	198	198
Additions during year		2
Deletions during year
Balance at end of year	200	200	198
Cost [Member] | Computers and communications equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year	755	489	446
Additions during year	9	266	43
Deletions during year
Balance at end of year	764	755	489
Cost [Member] | Laboratory equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year	1,368	1,298	1,194
Additions during year	164	70	104
Deletions during year
Balance at end of year	1,532	1,368	1,298
Cost [Member] | Leasehold improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year	2,028	2,028	2,025
Additions during year			3
Deletions during year
Balance at end of year	2,028	2,028	2,028
Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year	1,846	1,408	954
Additions during year	451	438	454
Deletions during year
Balance at end of year	2,297	1,846	1,408
Accumulated depreciation [member] | Office furniture and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year	60	25	13
Additions during year	22	35	12
Deletions during year
Balance at end of year	82	60	25
Accumulated depreciation [member] | Computers and communications equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year	438	408	355
Additions during year	60	30	53
Deletions during year
Balance at end of year	498	438	408
Accumulated depreciation [member] | Laboratory equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year	829	670	482
Additions during year	153	159	188
Deletions during year
Balance at end of year	982	829	670
Accumulated depreciation [member] | Leasehold improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year	519	305	104
Additions during year	216	214	201
Deletions during year
Balance at end of year	735	519	305
Net book value [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year	2,505	2,605	2,909
Balance at end of year	2,227	2,505	2,605
Net book value [Member] | Office furniture and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year	140	173	185
Balance at end of year	118	140	173
Net book value [Member] | Computers and communications equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year	317	81	91
Balance at end of year	266	317	81
Net book value [Member] | Laboratory equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year	539	628	712
Balance at end of year	550	539	628
Net book value [Member] | Leasehold improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year	1,509	1,723	1,921
Balance at end of year	$ 1,293	$ 1,509	$ 1,723